Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2013
Fair value of retained interests

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥296	¥—	¥296	¥296	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	2	2	4	2	2

Total	¥—	¥298	¥2	¥300	¥298	¥2

	Billions of yen
	September 30, 2013
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥226	¥—	¥226	¥226	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	24	1	25	1	24

Total	¥—	¥250	¥1	¥251	¥227	¥24

Fair value of firm's retained interests and sensitivity of this fair value

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2013	September 30, 2013
Fair value of retained interests(1)	¥288	¥235
Weighted-average life (Years)	6.0	7.3
Constant prepayment rate	10.1%	7.5%
Impact of 10% adverse change	(2.6)	(1.6)
Impact of 20% adverse change	(5.0)	(3.0)
Discount rate	3.6%	4.1%
Impact of 10% adverse change	(4.2)	(1.3)
Impact of 20% adverse change	(8.2)	(2.6)

(1)	The sensitivity analysis covers the material retained interests held of ¥288 billion out of ¥300 billion as of March 31, 2013 and ¥235 billion out of ¥251 billion as of September 30, 2013.
Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31, 2013	September 30, 2013
Assets
Trading assets
Equities	¥72	¥99
Debt securities	86	62
Mortgage and mortgage-backed securities	24	19
Long-term loans receivable	8	8

Total	¥190	¥188

Liabilities
Long-term borrowings	¥177	¥175

Classification of consolidated VIEs' assets and liabilities

The following table presents the classification of consolidated VIEs’ assets and liabilities in these interim consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31, 2013	September 30, 2013
Consolidated VIE assets
Cash and cash equivalents	¥13	¥35
Trading assets
Equities	353	277
Debt securities	200	214
Mortgage and mortgage-backed securities	138	77
Derivatives	3	1
Private equity investments	1	1
Securities purchased under agreements to resell	12	15
Office buildings, land, equipment and facilities	17	4
Other(1)	64	61

Total	¥801	¥685

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥9
Derivatives	15	10
Securities sold under agreements to repurchase	4	12
Borrowings
Long-term borrowings	458	381
Other	7	4

Total	¥490	¥416

(1)	Includes aircraft purchase deposits of ¥16 billion as of March 31, 2013 and ¥11 billion as of September 30, 2013, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 16 “Commitments, contingencies and guarantees” for further information.

Carrying amount of assets and liabilities of unconsolidated VIEs

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2013
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	173	—	173
Mortgage and mortgage-backed securities	2,843	—	2,843
Investment trust funds and other	161	—	161
Derivatives	0	—	18
Private equity investments	28	—	28
Loans
Short-term loans	7	—	7
Long-term loans	82	—	82
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	33

Total	¥3,363	¥—	¥3,414

	Billions of yen
	September 30, 2013
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥119	¥—	¥119
Debt securities	204	—	204
Mortgage and mortgage-backed securities	2,556	—	2,556
Investment trust funds and other	123	—	123
Derivatives	0	—	5
Private equity investments	26	—	26
Loans
Short-term loans	15	—	15
Long-term loans	132	—	132
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	37

Total	¥3,179	¥—	¥3,221